(37) CONDENSED UNCONSOLIDATED FINANCIAL INFORMATION (Details 6) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Current
Income tax and social contribution recoverable	R$ 88,802	R$ 143,943
Other taxes recoverable	306,244	259,905
Total	900,498	797,181
Noncurrent
Income tax and social contribution recoverable	61,464	65,535
Other taxes recoverable	171,980	132,751
Total	840,192	766,253
Unconsolidated [member]
Current
Income tax and social contribution recoverable	17,051	53,246
Other taxes recoverable	46,699	29,590
Associates and subsidiaries	0	0
Escrow deposits	0	0
Advance for future capital increase	0	0
Loans and financing guarantees of subsidiaries	0	0
Others	243	229
Total	63,993	83,064
Noncurrent
Income tax and social contribution recoverable	0	0
Other taxes recoverable	0	0
Associates and subsidiaries	127,147	52,582
Escrow deposits	665	710
Advance for future capital increase	350,000	0
Loans and financing guarantees of subsidiaries	5,761	26,261
Others	1,241	1,223
Total	R$ 484,814	R$ 80,775